[GRAPHIC OMITTED]                                             2344 Spruce Street
FIRST OPPORTUNITY FUND, INC.                                             Suite A
                                                        Boulder, Colorado  80302
                                                    www.firstopportunityfund.com
                                                                  [303] 444-5483
                                                             Fax  [303] 245.0420


                                  June 5, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street N.E.
Washington, DC 20549

     Re:  First  Opportunity  Fund,  Inc.
          File No.  811-4605
          Preliminary  Proxy Material

To the Staff of the Commission:

     Pursuant to Rule 14a-6 under the Securities and Exchange Act of 1934, transmitted for filing on behalf of First Financial Fund, Inc. (the "Fund") is the Fund's Preliminary Notice of Meeting, Proxy Statement and Form of Proxy for its Annual Meeting of Stockholders to be held in July, 2009.

     The matters to be considered by Stockholders at the meeting are:

     1. To approve or disapprove the proposed investment advisory agreement with Rocky Mountain Advisers, LLC (Proposal 1);

     2. To approve or disapprove the proposed investment advisory agreement with Stewart Investment Advisers (Proposal 2);

     3.   To  approve  or  disapprove  the  proposed   investment   sub-advisory
          agreement with Wellington Management LLP (Proposal 3);

     4. To approve or disapprove eliminating the Fund's fundamental policy of investing at least 65% of its assets in financial services companies (the "Concentration Policy") (Proposal 4);

     5. To approve or disapprove amending the Concentration Policy to reduce the Fund's minimum threshold for investing in financial services companies to 25% (Proposal 5);

     6.   To  approve  or  disapprove   an  amendment  to  the  Fund's   Charter
          classifying the board of directors of the Fund into three separate classes and making related changes to the Charter (Proposal 6);

     7.   The election of Directors of the Fund (Proposal 7); and

     8. To transact such other business as may properly come before the Meeting or any adjournments and postponements thereof


     It is anticipated that definitive proxy materials will be mailed to stockholders as soon as possible after the ten-day period in Rule 14a-6 has expired, i.e., June 15, 2009. Accordingly, we respectfully request that comments from the Staff, if any, be directed either to me or to Joel Terwilliger, at 303-442-2156 or the Fund's outside counsel, Art Zwickel, at 213-683-6161.

                                Sincerely yours,

                                /s/ Stephen C. Miller

                                Stephen C. Miller
                                President and General Counsel

SCM/sjk

Enclosures